BANK BORROWINGS	12 Months Ended
Dec. 31, 2011
BANK BORROWINGS
BANK BORROWINGS

10. BANK BORROWINGS

	At December 31, 2010	At December 31, 2011
	$	$
Bank borrowings	609,978,254	831,936,089

Analysis as:
Short-term	489,380,618	629,688,722
Long-term, current portion	51,139,457	113,998,340

Subtotal for short-term	540,520,075	743,687,062
Long-term, non-current portion	69,458,179	88,249,027

Total	609,978,254	831,936,089

        In the years ended December 31, 2010 and 2011, the maximum bank credit facilities granted to the Company were $1,331,189,998 and $1,852,007,255, respectively, of which $609,978,254 and $831,936,089 were drawn down and $721,211,744 and $1,020,071,166 were available, respectively.

        As of December 31, 2011, short-term borrowings of $86,534,550 and long-term borrowings of $83,487,817 were secured by property, plant and equipment with carrying amounts of $17,084,561, inventory of $62,470,425 and a prepaid land use right of $5,978,634.

a)    Short-term

        The Company's short-term bank borrowings consisted of the following:

	At December 31, 2010	At December 31, 2011
	$	$
Short-term borrowings guaranteed by Dr. Shawn Qu	37,749,000	33,328,470
Short-term borrowings secured by restricted cash	84,381,806	74,873,390
Short-term borrowings secured by land use right and property, plant and equipment	53,286,488	39,295,970
Short-term borrowings secured by inventory	—	15,767,880
Notes	73,988,040	—
Unsecured short-term borrowings	239,975,284	466,423,012
Long-term Loans due within one year
Unsecured	6,039,857	82,527,640
Secured by inventory	30,000,000	15,600,000
Secured by property, plant and equipment	15,099,600	15,870,700

Total	540,520,075	743,687,062

        The average interest rate on short-term borrowings was 3.59% and 5.16% per annum for the years ended December 31, 2010 and 2011, respectively. The borrowings are repayable within one year.

b)    Long-term

        The Company's long-term bank borrowings consisted of the following:

	At December 31, 2010	At December 31, 2011
	$	$
Unsecured	9,059,783	4,761,210
Long-term borrowings secured by land use right and property, plant and equipment	60,398,396	83,487,817

Total	69,458,179	88,249,027

        The average interest rate on long-term borrowings was 5.75% and 6.70% per annum for the years ended December 31, 2010 and 2011, respectively.

        Future principal repayment on the long-term bank loans are as follows:

2012	113,998,340
2013	16,664,235
2014	54,690,432
2015 and after	16,894,360

Total	202,247,367
Less: future principal repayment related to long-term loan, current portion	(113,998,340)

Total long-term portion	$88,249,027

        On June 25, 2009, CSI Solar Power Inc. entered into several loan agreements with a local Chinese commercial bank for the construction of solar module production lines. The total credit facility under those agreements is $14,283,630, which requires repayment of $4,761,210, $4,761,210, $3,174,140 and $1,587,070 in 2011, 2012, 2013 and 2014, respectively. Interest is due quarterly in arrears. The outstanding balance as of December 31, 2011 was $9,522,420 and was guaranteed by CSI Cells Co., Ltd. The borrowing bears a floating base interest rate published by People's Bank of China for borrowings with the same maturities and does not contain any financial covenants or restrictions. On January 20, 2010, CSI Solar Power Inc. was merged into Canadian Solar Manufacturing (Changshu) Inc., and the loan was transferred to Canadian Solar Manufacturing (Changshu) Inc.

        On May 31, 2010, CSI Cells Co., Ltd. entered into a syndicated loan agreement with local Chinese commercial banks for the expansion of solar cell production capacity. The total credit facility under this agreement is $140,915,945, or an equivalent RMB amount, with two tranches. The first tranche has a credit limit of $69,164,511, which requires repayment within one year. The second tranche has a credit limit of $71,751,434, As of December 31, 2011, CSI Cells Co., Ltd. has drawn $34,582,255 from the first tranche in RMB, and $69,997,722 from the second tranche in RMB. Both tranches bear the base interest rate published by People's Bank of China for the same maturity for RMB denominated borrowings. Interest under both tranches is due quarterly in arrears. Outstanding borrowings under this agreement were $104,579,977 at December 31, 2011, which requires repayment of $34,582,255, $53,103,362 and $16,894,360 in 2012, 2014, and 2015 respectively. The borrowing under the agreement is secured by the land use right and buildings of CSI Cells Co., Ltd and are guaranteed by CSI Solar Power (China) Inc., Canadian Solar Manufacturing (Luoyang) Inc. and Canadian Solar Manufacturing (Changshu) Inc. The agreement does not contain any financial covenants or restrictions.

        On September 29, 2010, Canadian Solar Manufacturing (Changshu) Inc. entered into a loan agreement with Standard Chartered Bank for working capital purposes. The total credit facility under the agreement is $30,000,000, which requires repayment of $14,400,000 and $15,600,000 in 2011 and 2012, respectively. Interest is due monthly in arrears. The outstanding balance as of December 31, 2011 was $15,600,000. The borrowing bears an interest rate of 4.5% and contains several financial covenants. As of December 31, 2011, CSI was not in compliance with one of the financial covenants, which required them to maintain consolidated net assets of no less than $590,000,000. Accordingly, the entire outstanding borrowing is immediately due and payable, at the option of the bank, and has been classified as a short-term borrowing as of December 31, 2011.

        On November 11, 2010, Canadian Solar Manufacturing (Changshu) Inc. entered into a loan agreement with a local Chinese bank for the expansion of solar module production lines. The total credit facility under this agreement is $47,612,100, which requires repayments of $15,870,700, $15,870,700 and $15,870,700 in 2012, 2013 and 2014, respectively. The outstanding balance as of December 31, 2011 was $29,360,795, which was secured by the land use right and buildings of Canadian Solar Manufacturing (Changshu) Inc. and guaranteed by CSI Cells Co., Ltd. and Canadian Solar Manufacturing (Luoyang) Inc. Interest is due quarterly in arrears. The borrowing bears a floating rate equal to 95% of the base interest rate published by People's Bank of China and does not contain any financial covenants or restrictions.

        On April 2, 2011, Canadian Solar Manufacturing (Changshu) Inc. entered into a loan agreement with a local Chinese bank for working capital purposes. The total credit facility under the agreement is $47,612,100, which has a maturity of 18 months. Interest is due quarterly in arrears. The outstanding balance as of December 31, 2011 was $47,612,100 and was guaranteed by CSI Cell Co., Ltd and Canadian Solar Manufacturing (Luoyang) Inc. The borrowing bears a floating rate equal to 90% of the base interest rate published by People's Bank of China and does not contain any financial covenants or restrictions.

        On June 27, 2011, Canadian Solar Manufacturing (Changshu) Inc. entered into a loan agreement with a local Chinese bank for working capital purposes. The total credit facility under the agreement is $31,741,140, which has a maturity of 14 months. Interest is due quarterly in arrears. The outstanding balance as of December 31, 2011 was $31,741,140 and was guaranteed by CSI Cell Co., Ltd and Canadian Solar Manufacturing (Luoyang) Inc. The borrowing bears a floating rate equal to 90% of the base interest rate published by People's Bank of China and does not contain any financial covenants or restrictions.

c)     Interest expense

	Years Ended December 31
	2009	2010	2011
	$	$	$
Interest capitalized	1,306,686	1,686,262	4,099,815
Interest expense	9,458,983	22,164,363	43,843,586

Total interest incurred	10,765,669	23,850,625	47,943,401